Income Taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Taxes
13. Income Taxes
As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

i)	Consolidated income tax matters
The composition of income tax expense for the years ended December 31, 2018, 2019 and 2020 is as follows:

	2018		2019		2020
In Mexico:
Current year income tax	Ps.	28,572,414	Ps.	26,295,431	Ps.	13,407,948
Deferred income tax		(2,688,727)		208,658		(9,334,246)
Foreign:
Current year income tax		19,898,728		20,843,720		15,250,218
Deferred income tax		694,664		3,685,724		(2,957,768)

	Ps.	46,477,079	Ps.	51,033,533	Ps.	16,366,152

Deferred tax related to items recognized in OCI during the year:

	For the years ended December 31,
	2018	2019	2020
Remeasurement of defined benefit plans	Ps. 408,735	Ps.9,217,320	Ps. 4,151,600
Equity investments at fair value	1,613,667	(378,606)	(665,814)
Other	(8,922)	—	(35,670)
Revaluation assets	—	—	(29,922,597)

Deferred tax benefit recognized in OCI	Ps.2,013,480	Ps.8,838,714	Ps.(26,472,481)

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2018	2019	2020
Statutory income tax rate in Mexico	30.0%	30.0%	30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.3%	3.5%	6.1%
Derivatives	0.4%	(0.1%)	(0.7%)
Employee benefits	1.3%	1.8%	3.0%
Other	6.3%	1.8%	(2.4%)

Effective tax rate on Mexican operations	45.3%	37.0%	36.0%
Tax recoveries in Brazil	—	—	(9.3%)
Dividends received from associates Equity	(0.8%)	(0.4%)	(0.9%)
Foreign subsidiaries and other non-deductible items, net	1.5%	5.5%	(1.5%)

Effective tax rate	46.0%	42.1%	24.3%

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2019		2020		2018		2019		2020
Provisions	Ps.	17,964,305	Ps.	19,312,081	Ps.	1,841,705	Ps.	(257,070)	Ps.	4,458,848
Deferred revenues		5,820,260		6,748,101		3,632,051		(1,077,259)		897,762
Tax losses carry forward		26,630,407		25,121,933		(5,833,660)		(9,873)		2,236,244
Property, plant and equipment (1)		(11,962,544)		(39,459,549)		453,493		(461,594)		3,524,761
Inventories		1,787,065		(537,404)		81,270		(291,531)		(2,393,979)
Licenses and rights of use (1)		(3,399,931)		(5,177,924)		961,402		432,403		344,729
Employee benefits		41,743,744		45,467,827		1,128,209		(1,019,042)		422,473
Other		9,491,550		14,828,012		(270,407)		(1,210,417)		2,801,176

Net deferred tax assets	Ps.	88,074,856	Ps.	66,303,077

Deferred tax expense in net profit for the year					Ps.	1,994,063	Ps.	(3,894,383)	Ps.	12,292,014

(1)	As of December 31, 2020 the balance included the effects of hyperinflation and revaluation of telecommunications towers.
Reconciliation of deferred tax assets and liabilities, net:

	2018	2019	2020
Opening balance as of January 1,	Ps. 104,573,985	Ps. 86,613,327	Ps. 88,074,856
Deferred tax benefit	1,994,063	(3,894,38 3)	12,292,014
Translation effect	(8,854,010)	2,047,91 5	375,105
Deferred tax benefit recognized in OCI	2,013,480	8,838,714	(26,472,481)
Deferred taxes acquired in business combinations	(25,827)	(276,568)	(2,580,552)
Hyperinflationary effect in Argentina	(4,907,151)	(5,254,149)	(5,385,865)
Effect of adoption of IFRS 9	544,628	—	—
Effect of adoption of IFRS 15	(8,725,841)	—	—

Closing balance as of December 31,	Ps. 86,613,327	Ps. 88,074,856	Ps. 66,303,077

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.111,186,768	Ps.106,167,897	Ps.115,370,240
Deferred income tax liabilities	(24,573,441)	(18,093,041)	(49,067,163)

	Ps. 86,613,327	Ps. 88,074,856	Ps. 66,303,077

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.
The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits w
h
en it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico.
At December 31, 2019 and 2020, the balance of the contributed capital account (“CUCA”) is Ps.551,221,490 and Ps.573,362,949 respectively. Effectively, on January 1, 2014, the
Cuenta de Utilidad Fiscal Neta
(“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps.320,880,512 and Ps.332,273,039 as of December 31, 2019 and 2020, respectively.

ii)	Significant foreign income tax matters

a)	Results of operations
The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.
The effective income tax rate for the Company’s foreign jurisdictions was 31% in 2018, 40% in 2019 and 18% in 2020. The statutory tax rates in these jurisdictions vary, although many approximate 10% to 34%. The primary difference between the statutory rates and the effective rates in 2018, 2019 and 2020 was attributable to dividends received from KPN, other non-deductible
items,
non-taxable
income and tax recoveries in Brazil.
a.1
) In 2020 the Claro Brasil began to use the tax benefit related to the ICMS Grant on TV based on Complementary Law 160/2017 and art. 30 of Law 12,973, as well as in recent interpretations on the subject, investment grants are not computed in determining actual profit in the amount of Ps.1,721,453 (R$411,336). The Company kicked back the application of t
h
e benefit for the years 2018 and 2019, with a total impact of Ps.2,748,084 (R$656,646).
iii)    Tax losses
a) At December 31, 2020, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country ba
s
is:

Country	Gross balance of available tax loss carryforwards at December 31, 2020		Tax-effected loss carryforward benefit
Brazil	Ps.	44,578,152	Ps.	15,156,572
Mexico		20,523,070		6,156,920
Austria		11,631,381		2,907,845
United States		3,023,441		786,095
Peru		380,770		112,327
Puerto Rico		5,574		2,174

Total	Ps.	80,142,388	Ps.	25,121,933

b)
The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:
bi)
The Company has accumulated Ps.44,578,152 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2020. In Brazil, there is no expiration of the NOL’s. However, the NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year. Consequently, in the year in which taxable income is generated, the effective tax rate is 25% rather than the 34% corporate tax rate.
The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.
bii)
The Company has accumulated Ps.20,523,070 in tax losses in Mexico. The company estimates that there is positive evidence that allows it to use these losses, these should be reduced to the extent that it is considered likely that there will be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.

biii)
The Company has accumulated Ps.11,631,381 in NOL’s in Austria as of December 31, 2020. In Austria, the NOL´s have no expiration, but its annual usage is limited to 75% of the taxable income of the year. The realization of deferred tax assets is dependent upon the expected generation of future taxable income during the periods in which these temporary differences become deductible.
iv)    Optional regime
The Mexican Tax Law establishes an optional regime for group companies called: Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allowed deferral, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the income tax that results from considering the determination of the individual income tax to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.
On December 19, 2019, the integrating company submitted to the Mexican tax authorities, the notice to end to belong under the Optional Regime for Groups of Companies, which implies, pay in January 2020, the deferred income tax for the years 2016-2018. Therefore, from the year 2020, the group will be taxable under the General Regime for Legal Persons.
v)     Limiting interest deductions
The Mexican Tax Law establishes for 2020 further new rules related with the limiting interest deductions, in concordance with the action 4 of Base Erosion and Profit Shifting (BEPS) project, by Organization for Economic

Co-operation

and Development (OCDE), whom Mexico is member.
In general terms, each Mexican companies should calculated a Tax EBITDA, whose amount by the corporate income tax, will be the limit allow to deduct in the tax year it’s important to underline the amount that was not deductible could be carryforward in the following ten years.
vi)     Revaluation of telecommunications towers
Deferred taxes related to the revaluation of the passive infrastructure of the telecommunications towers have been calculated at the tax rate of the jurisdiction in which the subsidiaries are located.